Investment Portfolioas of September 30, 2025 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 99.0%
Australia 5.9%
Dexus	214,911	1,023,051
Gemlife Communities Group (Units)*	86,343	261,670
Goodman Group	180,405	3,933,486
HomeCo Daily Needs REIT REG S	328,027	294,767
Mirvac Group	988,383	1,487,962
NEXTDC Ltd.*	43,514	489,688
Scentre Group	761,938	2,060,188
(Cost $8,412,972)		9,550,812
Belgium 0.9%
Aedifica SA	6,869	509,536
VGP NV	2,098	235,154
Warehouses De Pauw CVA	29,193	731,581
(Cost $1,432,826)		1,476,271
Canada 2.2%
Chartwell Retirement Residences (Units)	72,966	1,058,025
Choice Properties Real Estate Investment Trust	101,480	1,071,895
First Capital Real Estate Investment Trust (a)	95,837	1,361,427
(Cost $2,859,952)		3,491,347
France 2.8%
Covivio SA	14,359	967,892
Klepierre SA	29,831	1,164,358
Unibail-Rodamco-Westfield*	23,293	2,457,989
(Cost $3,089,195)		4,590,239
Germany 2.4%
Sirius Real Estate Ltd.	291,127	382,820
TAG Immobilien AG	52,646	910,221
Vonovia SE	81,488	2,547,338
(Cost $3,088,194)		3,840,379
Hong Kong 2.9%
Henderson Land Development Co., Ltd.	311,000	1,094,081
Hongkong Land Holdings Ltd.	107,800	682,077
Link REIT	301,536	1,547,785
Sun Hung Kai Properties Ltd.	56,000	670,091
SUNeVision Holdings Ltd. (a)	354,000	312,680
Swire Properties Ltd.	137,400	390,070
(Cost $3,895,318)		4,696,784
Japan 9.6%
Activia Properties, Inc.	849	772,820
Daiwa Securities Living Investments Corp.	1,223	888,117
Industrial & Infrastructure Fund Investment Corp.	383	351,897

Japan Metropolitan Fund Invest	1,079	829,651
KDX Realty Investment Corp.	1,445	1,647,095
Keihanshin Building Co., Ltd.	78,900	873,987
Mitsubishi Estate Co., Ltd.	111,000	2,556,794
Mitsui Fudosan Co., Ltd.	142,400	1,554,442
Mitsui Fudosan Logistics Park, Inc.	2,200	1,582,654
Mori Trust Reit, Inc.	2,039	1,045,187
Nippon Prologis REIT, Inc.	1,377	804,614
Nomura Real Estate Master Fund, Inc.	504	546,689
Sumitomo Realty & Development Co., Ltd.	48,700	2,151,907
(Cost $12,188,052)		15,605,854
Netherlands 0.4%
CTP NV 144A (Cost $420,620)	30,148	672,994
Singapore 3.2%
CapitaLand Ascendas REIT	419,300	907,563
CapitaLand Investment Ltd.	224,500	469,134
Centurion Accommodation REIT*	2,214,700	1,785,564
City Developments Ltd.	23,500	126,213
Lendlease Global Commercial REIT (a)	543,400	263,269
Mapletree Logistics Trust (a)	1,287,600	1,248,668
Suntec Real Estate Investment Trust	367,200	364,607
(Cost $4,705,756)		5,165,018
Spain 0.7%
Merlin Properties Socimi SA (Cost $689,846)	72,541	1,099,603
Sweden 1.7%
Castellum AB (a)	29,376	332,409
Catena AB	8,882	404,678
Fastighets AB Balder "B"*	198,937	1,428,429
Wihlborgs Fastigheter AB	63,766	623,164
(Cost $2,491,000)		2,788,680
Switzerland 1.0%
Swiss Prime Site AG (Registered) (Cost $1,593,460)	11,382	1,593,606
United Kingdom 3.7%
Big Yellow Group PLC	27,894	365,803
British Land Co. PLC	224,246	1,051,236
Grainger PLC	248,234	648,767
Life Science Reit PLC (a)	382,404	187,825
LondonMetric Property PLC	378,639	927,229
Segro PLC	135,696	1,194,840
Shaftesbury Capital PLC	245,687	469,659
The PRS REIT PLC	187,653	283,722
UNITE Group PLC	83,317	806,331
(Cost $5,078,245)		5,935,412
United States 61.6%
Agree Realty Corp. (REIT)	51,136	3,632,701
American Healthcare REIT, Inc.	43,140	1,812,311
American Homes 4 Rent "A", (REIT)	44,693	1,486,042
Brixmor Property Group, Inc. (REIT)	109,242	3,023,819
BXP, Inc. (REIT)	20,952	1,557,572
CubeSmart (REIT)	37,187	1,512,023

Digital Realty Trust, Inc. (REIT)	26,954	4,659,808
EastGroup Properties, Inc. (REIT)	11,955	2,023,503
Equinix, Inc. (REIT)	8,778	6,875,281
Equity Residential (REIT)	68,466	4,431,804
Essential Properties Realty Trust, Inc. (REIT)	66,437	1,977,165
Essex Property Trust, Inc. (REIT)	8,569	2,293,579
Extra Space Storage, Inc. (REIT)	30,738	4,332,214
First Industrial Realty Trust, Inc. (REIT)	38,922	2,003,315
Healthcare Realty Trust, Inc. (REIT)	97,642	1,760,485
Host Hotels & Resorts, Inc. (REIT)	150,144	2,555,451
Hudson Pacific Properties, Inc. (REIT)*	244,411	674,574
Iron Mountain, Inc. (REIT)	30,640	3,123,442
Kilroy Realty Corp. (REIT) (a)	44,195	1,867,239
Lineage, Inc. (REIT) (a)	3,157	121,986
Mid-America Apartment Communities, Inc. (REIT)	22,657	3,165,863
Omega Healthcare Investors, Inc. (REIT)	60,488	2,553,803
Prologis, Inc. (REIT)	78,367	8,974,589
Realty Income Corp. (REIT)	29,410	1,787,834
Regency Centers Corp. (REIT)	33,692	2,456,147
Simon Property Group, Inc. (REIT)	34,124	6,404,051
Smartstop Self Storage REIT, Inc. (REIT) (a)	40,661	1,530,480
Sun Communities, Inc. (REIT)	19,078	2,461,062
Ventas, Inc. (REIT)	50,997	3,569,280
VICI Properties, Inc. (REIT)	173,099	5,644,758
Welltower, Inc. (REIT)	52,740	9,395,104
(Cost $77,453,103)		99,667,285
Total Common Stocks (Cost $127,398,539)		160,174,284

Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c) (Cost $4,393,354)	4,393,354	4,393,354

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.18% (b) (Cost $784,274)	784,274	784,274

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $132,576,167)	102.2	165,351,912
Other Assets and Liabilities, Net	(2.2)	(3,568,133)
Net Assets	100.0	161,783,779
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
532,000	3,861,354 (d)	—	—	—	8,481	—	4,393,354	4,393,354
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.18% (b)
777,468	17,645,789	17,638,983	—	—	25,769	—	784,274	784,274
1,309,468	21,507,143	17,638,983	—	—	34,250	—	5,177,628	5,177,628

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $4,229,689, which is 2.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At September 30, 2025 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Retail REITs	28,825,539	18%
Specialized REITs	28,043,808	17%
Industrial REITs	24,805,926	15%
Real Estate Management & Development	20,610,047	13%
Health Care REITs	19,788,345	12%
Residential REITs	17,602,083	11%
Diversified REITs	10,960,257	7%
Office REITs	5,122,436	3%
Hotel & Resort REITs	2,555,451	2%
Health Care Providers & Services	1,058,025	1%
IT Services	802,367	0%
Total	160,174,284	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$261,670	$9,289,142	$—	$9,550,812
Belgium	—	1,476,271	—	1,476,271
Canada	3,491,347	—	—	3,491,347
France	—	4,590,239	—	4,590,239
Germany	—	3,840,379	—	3,840,379
Hong Kong	—	4,696,784	—	4,696,784
Japan	—	15,605,854	—	15,605,854
Netherlands	—	672,994	—	672,994
Singapore	1,785,564	3,379,454	—	5,165,018
Spain	—	1,099,603	—	1,099,603
Sweden	—	2,788,680	—	2,788,680
Switzerland	—	1,593,606	—	1,593,606
United Kingdom	—	5,935,412	—	5,935,412
United States	99,667,285	—	—	99,667,285
Short-Term Investments (a)	5,177,628	—	—	5,177,628
Total	$110,383,494	$54,968,418	$—	$165,351,912

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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